Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 69,948,000.00
Total Fee Amount	9,659.82
Total Offset Amount	0.00
Net Fee	$ 9,659.82
Offering Table N/A
Offset Table N/A	N/A